Summary of Significant Accounting Policies (Policies)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of Splash Beverage Group and its wholly owned subsidiaries, Holdings and Splash Mex, CMS (as discontinued operations), and Copa. All intercompany balances have been eliminated in consolidation.

Our accounting and reporting policies conform to accounting principles generally accepted in the United States of America (GAAP).

The accompanying financial statements have been prepared by us without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the three months ended March 31, 2021 and 2020 have been made.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in GAAP have been condensed or omitted. The results of operations for the period ended March 31, 2021 are not necessarily indicative of the operating results for the full year.

Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of Splash Beverage Group and its wholly owned subsidiaries, Holdings and Splash Mex, in addition to the accounts of the CMS from March 31, 2020, and Copa from December 1, 2020 the merger/acquisition effective date. All intercompany balances have been eliminated in consolidation.

Our accounting and reporting policies conform to accounting principles generally accepted in the United States of America (GAAP).

The accompanying consolidated financial statements have been prepared by us. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the year ended December 31, 2020 and 2019 have been made.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents and Concentration of Cash Balance

Cash Equivalents and Concentration of Cash Balance

We consider all highly liquid securities with an original maturity of three months or less to be cash equivalents. We had no cash equivalents at March 31, 2021 or December 31, 2020.

Our cash in bank deposit accounts, at times, may exceed federally insured limits of $250,000. At March 31, 2021 we had $11,146 over the federally insured limits. Our bank deposit accounts in Mexico ($2,447) are uninsured.

Cash Equivalents and Concentration of Cash Balance

We consider all highly liquid securities with an original maturity of three months or less to be cash equivalents. We had no cash equivalents at December 31, 2020 and 2019.

Our cash in bank deposit accounts, at times, may exceed federally insured limits of $250,000. At December 31, 2020 we had bank accounts over the federally insured limits by approximately $29,300. Our bank deposit accounts in Mexico ($2,400) are uninsured.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at their estimated collectible amounts and are periodically evaluated for collectability based on past credit history with clients and other factors. We establish provisions for losses on accounts receivable on the basis of loss experience, known and inherent risk in the account balance, and current economic conditions.  At March 31, 2021 and December 31, 2020, our accounts receivable amounts are reflected net of allowances of $6,507 and $0, respectively.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at their estimated collectible amounts and are periodically evaluated for collectability based on past credit history with clients and other factors. We establish provisions for losses on accounts receivable on the basis of loss experience, known and inherent risk in the account balance, and current economic conditions.  At December 31, 2020 and 2019, our accounts receivable amounts are reflected net of allowances of $0 and $11,430, respectively.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value, accounted for using the weighted average cost method. The inventory balances at March 31, 2021 and December 31, 2020 consisted of raw materials, work-in-process, and finished goods held for distribution. The cost elements of inventory consist of purchase of products, transportation, and warehousing. We establish provisions for excess or inventory near expiration are based on management’s estimates of forecast turnover of inventories on hand and under contract. A significant change in the timing or level of demand for certain products as compared to forecast amounts may result in recording additional provisions for excess or expired inventory in the future. Provisions for excess inventory are included in cost of goods sold and have historically been adequate to provide for losses on inventory. We manage inventory levels and purchase commitments in an effort to maximize utilization of inventory on hand and under commitments. The amount of our reserve was $355,780 and $366,109 at March 31, 2021 and December 31, 2020, respectively.

Inventory

Inventory is stated at the lower of cost or net realizable value, accounted for using the weighted average cost method. The inventory balances at December 31, 2020 and 2019 consisted of raw materials, work-in-process, and finished goods held for distribution. The cost elements of inventory consist of purchase of products, transportation, and warehousing. We establish provisions for excess or inventory near expiration are based on management’s estimates of forecast turnover of inventories on hand and under contract. A significant change in the timing or level of demand for certain products as compared to forecast amounts may result in recording additional provisions for excess or expired inventory in the future. Provisions for excess inventory are included in cost of goods sold and have historically been adequate to provide for losses on inventory. We manage inventory levels and purchase commitments in an effort to maximize utilization of inventory on hand and under commitments. The amount of our reserve was $366,109 and $150,974 at December 31, 2020 and 2019, respectively.

Excise taxes

Excise taxes

The Company pays alcohol excise taxes based on product sales to both the Oregon Liquor Control Commission and to the U.S. Department of the Treasury, Alcohol and Tobacco Tax and Trade Bureau (TTB). The Company is liable for the taxes upon the removal of product from the Company’s warehouse on a per gallon basis. The federal tax rate is affected by a small winery tax credit provision which decreases based upon the number of gallons of wine production in a year rather than the quantity sold.

Excise taxes

The Company pays alcohol excise taxes based on product sales to both the Oregon Liquor Control Commission and to the U.S. Department of the Treasury, Alcohol and Tobacco Tax and Trade Bureau (TTB). The Company is liable for the taxes upon the removal of product from the Company’s warehouse on a per gallon basis. The federal tax rate is affected by a small winery tax credit provision which decreases based upon the number of gallons of wine production in a year rather than the quantity sold.

Property and Equipment

Property and Equipment

We record property and equipment at cost when purchased. Depreciation is recorded for property, equipment, and software using the straight-line method over the estimated economic useful lives of assets, which range from 3-9 years. Company management reviews the recoverability of all long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset might not be recoverable.

Depreciation expense totaled $43,487 and $2,294 for the three months ended March 31, 2021 and March 31, 2020, respectively. Property and equipment as of March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
Property and equipment, at cost	2,076,710	718,884
Accumulated depreciation	(1,435,419)	(37,532)
Property and equipment, net	641,291	681,352

Property and Equipment

We record property and equipment at cost when purchased. Depreciation is recorded for property, equipment, leasehold improvements, and software using the straight-line method over the estimated economic useful lives of assets, which range from 3-39 years. Company management reviews the recoverability of all long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset might not be recoverable.

Depreciation expense totaled $55,616 and $19,781 for the year ended December 31, 2020 and 2019, respectively. Property and equipment as of December 31, 2020 and 2019 consisted of the following:

	2020	2019
Property and equipment, at cost	718,884	88,758
Accumulated depreciation	(37,532)	(51,029)
Property and equipment, net	681,352	37,729

Licensing Agreements

Licensing Agreements

The initial amount of the TapouT agreement as entered into by one of the founders prior to the Company’s assumption in 2013 was $4,000,000 to be paid over several years pursuant to a guaranteed minimum royalty agreement. Royalty costs incurred under the agreements, guaranteed minimum royalty amounts, are expensed as incurred.

We have not made any payments to Salt Tequila USA, LLC under the licensing agreement due to the immaterial level of our sales to date from the brand.

In connection with the Copa APA, we acquired the license to certain patents from 1/4 Vin SARL (“1/4 Vin”) 1/4 Vin has the right to license certain patents and patent applications relating to inventions, systems, and methods used in the Company’s manufacturing process. In exchange for notes payable, 1/4 Vin granted the Company a nonexclusive, royalty-bearing, non-assignable, nontransferable, terminable license which would continue until the subject equipment is no longer in service or the patents expire. Amortization will be approximately $31,000 annually until the license agreement is fully amortized. The asset is being amortized over a 10 year useful life.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial Accounting Standards (“FASB”) guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted prices of similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active).

Level 3 -	Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The liabilities and indebtedness presented on the consolidated financial statements approximate fair values at March 31, 2021 and December 31, 2020, consistent with recent negotiations of notes payable and due to the short duration of maturities.

Fair Value of Financial Instruments

Financial Accounting Standards (“FASB”) guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted prices of similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active).

Level 3 -	Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The liabilities and indebtedness presented on the consolidated financial statements approximate fair values at December 31, 2020 and 2019, consistent with recent negotiations of notes payable and due to the short duration of maturities.

Convertible Instruments

Convertible Instruments

U.S. GAAP requires the bifurcation of certain conversion rights contained in convertible indebtedness and account for them as free standing derivative financial instruments according to certain criteria. This criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. An exception to this rule is when the host instrument is deemed to be conventional as that term is described under applicable U.S. GAAP.

When bifurcation is required, the embedded conversion options are bifurcated from the convertible note, resulting in the recognition of discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.  Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

With respect to convertible preferred stock, we record a dividend for the intrinsic value of conversion options embedded in preferred securities based upon the differences between the fair value of the underlying common stock at the commitment date of the transaction and the effective conversion price embedded in the preferred shares.

Revenue recognition

Revenue Recognition

We recognize revenue under ASC 606, Revenue from Contracts with Customers (Topic 606). This guidance sets forth a five-step model which depicts the recognition of revenue in an amount that reflects what we expect to receive in exchange for the transfer of goods or services to customers.

We recognize revenue when our performance obligations under the terms of a contract with the customer are satisfied. Product sales occur once control of our products is transferred upon delivery to the customer. Revenue is measured as the amount of consideration that we expect to receive in exchange for transferring goods and is presented net of provisions for customer returns and allowances. The amount of consideration we receive and revenue we recognize varies with changes in customer incentives we offer to our customers and their customers. Sales taxes and other similar taxes are excluded from revenue.

Distribution expenses to transport our products, where applicable, and warehousing expense after manufacture are accounted for within operating expenses.

Revenue Recognition

We recognize revenue under ASC 606, Revenue from Contracts with Customers (Topic 606). This guidance sets forth a five-step model which depicts the recognition of revenue in an amount that reflects what we expect to receive in exchange for the transfer of goods or services to customers.

We recognize revenue when our performance obligations under the terms of a contract with the customer are satisfied. Product sales occur once control of our products is transferred upon delivery to the customer. Revenue is measured as the amount of consideration that we expect to receive in exchange for transferring goods and is presented net of provisions for customer returns and allowances. The amount of consideration we receive and revenue we recognize varies with changes in customer incentives we offer to our customers and their customers. Sales taxes and other similar taxes are excluded from revenue.

Distribution expenses to transport our products, where applicable, and warehousing expense after manufacture are accounted for within operating expenses.

Cost of Goods Sold	Cost of Goods Sold Cost of goods sold include the costs of products, packaging, transportation, warehousing, and costs associated with valuation allowances for expired, damaged or impaired inventory.		Cost of Goods Sold Cost of goods sold include the costs of products, packaging, transportation, warehousing, and costs associated with valuation allowances for expired, damaged or impaired inventory.
Stock-Based Compensation

Stock-Based Compensation

We account for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”.  Under the fair value recognition provisions, cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period, which is generally the option vesting period.  We use the Black-Scholes option pricing model to determine the fair value of stock options.  We early adopted ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”, which aligns accounting treatment for such awards to non-employees with the existing guidance on employee share-based compensation in ASC 718.

Stock-Based Compensation

We account for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”.  Under the fair value recognition provisions, cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period, which is generally the option vesting period.  We use the Black-Scholes option pricing model to determine the fair value of stock options.  We early adopted ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”, which aligns accounting treatment for such awards to non-employees with the existing guidance on employee share-based compensation in ASC 718.

Income Taxes

Income Taxes

We use the liability method of accounting for income taxes as set forth in ASC 740, “Income Taxes”.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  We record a valuation allowance when it is not more likely than not that the deferred tax assets will be realized.

Company management assesses its income tax positions and records tax benefits for all years subject to examination based upon its evaluation of the facts, circumstances and information available at the reporting date.  In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy is to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements. Company management has determined that there are no material uncertain tax positions at March 31, 2021 and December 31, 2020.

Income Taxes

We use the liability method of accounting for income taxes as set forth in ASC 740, “Income Taxes”.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  We record a valuation allowance when it is not more likely than not that the deferred tax assets will be realized.

Company management assesses its income tax positions and records tax benefits for all years subject to examination based upon its evaluation of the facts, circumstances and information available at the reporting date.  In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy is to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements. Company management has determined that there are no material uncertain tax positions at December 31, 2020 and 2019.

Net loss per share

Net income (loss) per share

The net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares of common outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company’s convertible debt or preferred stock (if any), are not included in the computation if the effect would be anti-dilutive.

Numerator	2021	2020
Net loss from continuing applicable to common shareholders	$(4,482,301)	$(3,446,630)

Earnings from discontinued applicable to common shareholders	$40,082	$—

Denominator
Weighted average number of common shares outstanding	73,927,596	44,021,393

Net loss per share from continuing operations (basic diluted)	$(0.06)	$(0.08)

Net income per share from discontinued operations (basic diluted)	$0.00	$0.00

Weighted average number of shares outstanding excludes anti-dilutive common stock equivalents, including warrants to purchase 3 million shares of common stock for nominal consideration.

Net loss per share

The net loss per share is computed by dividing the net loss by the weighted average number of shares of common outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company’s convertible debt or preferred stock (if any), are not included in the computation if the effect would be anti-dilutive.

	2020	2019
Numerator
Net loss from continuing applicable to common shareholders	$(19,227,703)	$(5,135,731)

Net loss from discontinued applicable to common shareholders	$(9,446,853)	$-

Denominator
Weighted average number of common shares outstanding	55,615,276	41,064,985

Net loss per share from continuing operations (basic diluted)	$(0.35)	$(0.13)

Net income per share from discontinued operations (basic diluted)	$(0.17)	$-

Weighted average number of shares outstanding excludes anti-dilutive common stock equivalents, including warrants to purchase 3 million shares of common stock for nominal consideration.

Advertising

Advertising

We conduct advertising for the promotion of our products. In accordance with ASC 720-35, advertising costs are charged to operations when incurred. We recorded advertising expense of $47,785 and $23,012 for the three-months ended March 31, 2021 and 2020, respectively.

Advertising

We conduct advertising for the promotion of our products. In accordance with ASC 720-35, advertising costs are charged to operations when incurred. We recorded advertising expense of $146,579 and $4,767 for the years ended December 31, 2020 and 2019, respectively.

Related Parties			Related Parties We are indebted to certain members of our Board of Directors at December 31, 2020 and 2019. Transactions between us and the Board members are summarized in Notes 4 and 8.
Goodwill

Goodwill

Goodwill represents the excess of acquisition cost over the fair value of the net assets acquired and is not subject to amortization. The Company reviews goodwill annually in the fourth quarter for impairment or when circumstances indicate carrying value may exceed the fair value. This evaluation is performed at the reporting unit level. If a qualitative assessment indicates that it is more likely than not that the fair value is less than carrying value, a quantitative analysis is completed using either the income or market approach, or a combination of both. The income approach estimates fair value based on expected discounted future cash flows, while the market approach uses comparable public companies and transactions to develop metrics to be applied to historical and expected future operating results. During 2020, the company recorded an impairment charge associated with the CMS acquisition. See Note 16.

Goodwill

Goodwill represents the excess of acquisition cost over the fair value of the net assets acquired and is not subject to amortization. The Company reviews goodwill annually in the fourth quarter for impairment or when circumstances indicate carrying value may exceed the fair value. This evaluation is performed at the reporting unit level. If a qualitative assessment indicates that it is more likely than not that the fair value is less than carrying value, a quantitative analysis is completed using either the income or market approach, or a combination of both. The income approach estimates fair value based on expected discounted future cash flows, while the market approach uses comparable public companies and transactions to develop metrics to be applied to historical and expected future operating results. During 2020, the company recorded an impairment charge associated with the CMS acquisition. See Note 17.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, that FASB issued ASU 2016-13, “Financial Instruments – Credit Losses” (Topic 326). This ASU provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date.

Management is currently assessing the new standard but does not believe that it would have a material effect.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Recent Accounting Pronouncements

In June 2016, that FASB issued ASU 2016-13, “Financial Instruments – Credit Losses” (Topic 326). This ASU provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date.

Management is currently assessing the new standard but does not believe that it would have a material effect.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Long-Lived Assets

Long-lived assets

The Company evaluates long-lived assets for impairment on an annual basis, when relocating or closing a facility, or when events or changes in circumstances may indicate the carrying amount of the asset group, generally an individual warehouse, may not be fully recoverable. For asset groups held and used, including warehouses to be relocated, the carrying value of the asset group is considered recoverable when the estimated future undiscounted cash flows generated from the use and eventual disposition of the asset group exceed the respective carrying value. In the event that the carrying value is not considered recoverable, an impairment loss is recognized for the asset group to be held and used equal to the excess of the carrying value above the estimated fair value of the asset group. For asset groups classified as held-for-sale (disposal group), the carrying value is compared to the disposal group’s fair value less costs to sell. The Company estimates fair value by obtaining market appraisals from third party brokers or using other valuation techniques.

Long-lived assets

The Company evaluates long-lived assets for impairment on an annual basis, when relocating or closing a facility, or when events or changes in circumstances may indicate the carrying amount of the asset group, generally an individual warehouse, may not be fully recoverable. For asset groups held and used, including warehouses to be relocated, the carrying value of the asset group is considered recoverable when the estimated future undiscounted cash flows generated from the use and eventual disposition of the asset group exceed the respective carrying value. In the event that the carrying value is not considered recoverable, an impairment loss is recognized for the asset group to be held and used equal to the excess of the carrying value above the estimated fair value of the asset group. For asset groups classified as held-for-sale (disposal group), the carrying value is compared to the disposal group’s fair value less costs to sell. The Company estimates fair value by obtaining market appraisals from third party brokers or using other valuation techniques.

Copa Di Vino Corporation [Member]
Nature of operations

Nature of operations – Copa di Vino Corporation (Copa di Vino, or the Company) is a bottler of wine into single cup servings, with a bottling plant and administrative offices located in The Dalles, Oregon. The Company’s primary customers are distributors throughout the United States.

Nature of operations – Copa di Vino Corporation (Copa di Vino, or the Company) is a bottler of wine into single cup servings, with a bottling plant and administrative offices located in The Dalles, Oregon. The Company’s primary customers are distributors throughout the United States.

Basis of accounting and presentation

Basis of accounting and presentation – The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Basis of accounting and presentation – The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Variable interests

Variable interests – Accounting principles generally accepted in the United States of America (GAAP) require a qualitative approach to identifying a controlling financial interest in a variable interest entity (VIE) and an ongoing assessment of the primary beneficiary of the VIE based on an evaluation to determine whether an entity has: (a) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

In determining whether an entity has the power to direct the activities of the VIE that most significantly affect the VIE’s performance, the guidance requires a reporting entity to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed. The guidance also requires: (a) separate presentation on the face of the statement of financial position of certain assets and liabilities of a VIE, (b) disclosure of the significant judgments and assumptions made by an enterprise in its determination as to whether or not the enterprise is the primary beneficiary of a VIE, and (c) additional expanded disclosures regarding the enterprise’s involvement with a VIE.

Variable interests – Accounting principles generally accepted in the United States of America (GAAP) require a qualitative approach to identifying a controlling financial interest in a variable interest entity (VIE) and an ongoing assessment of the primary beneficiary of the VIE based on an evaluation to determine whether an entity has: (a) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

In determining whether an entity has the power to direct the activities of the VIE that most significantly affect the VIE’s performance, the guidance requires a reporting entity to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed. The guidance also requires: (a) separate presentation on the face of the statement of financial position of certain assets and liabilities of a VIE, (b) disclosure of the significant judgments and assumptions made by an enterprise in its determination as to whether or not the enterprise is the primary beneficiary of a VIE, and (c) additional expanded disclosures regarding the enterprise’s involvement with a VIE.

Use of Estimates

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Actual results could differ from those estimates.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Actual results could differ from those estimates.

Cash Equivalents and Concentration of Cash Balance

Cash and cash equivalents – For purposes of the statements of cash flows, the Company considers all highly liquid investments with a maturity date of three months or less to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk associated with its cash and cash equivalents.

Cash and cash equivalents – For purposes of the statements of cash flows, the Company considers all highly liquid investments with a maturity date of three months or less to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk associated with its cash and cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable – Accounts receivable are recorded when invoices are issued and are written off against the allowance for doubtful accounts if they are determined by management to be uncollectible. Accounts receivable consist primarily of non-interest bearing trade receivables from the sale of products. Generally, the Company considers accounts receivable past due after 30 days. Management individually reviews all delinquent accounts receivable balances and has recorded an allowance for receivables that are not fully collectible. The allowance for uncollectible accounts was approximately $122,000 as of December 31, 2019. There was no allowance at September 30, 2020.

Accounts receivable – Accounts receivable are recorded when invoices are issued and are written off against the allowance for doubtful accounts if they are determined by management to be uncollectible. Accounts receivable consist primarily of non-interest bearing trade receivables from the sale of products. Generally, the Company considers accounts receivable past due after 30 days. Management individually reviews all delinquent accounts receivable balances and has recorded an allowance for receivables that are not fully collectible as of December 31, 2019 and 2018. The allowance for uncollectible accounts was approximately $122,000 as of December 31, 2019 and 2018.

Inventory

Inventories, net – Inventories consist primarily of bulk wine, cased goods, bottling supplies, and other merchandising inventories. These are stated at the lower of cost or fair value using the first-in, first-out method. An inventory adjustment of approximately $25,000 is included in costs of goods sold during the period ended September 30, 2020. No inventory adjustments were recorded during 2019.

Inventories, net – Inventories consist primarily of bulk wine, cased goods, bottling supplies, and other merchandising inventories. These are stated at the lower of cost or net realizable value using the first-in, first-out method. An inventory impairment to record inventory at its lower of cost or net realizable value of approximately $150,000 are included in costs of goods sold during the year ended December 31, 2018. No inventory impairments were recorded during the year ended December 31, 2019.

Excise taxes

Excise taxes – The Company pays alcohol excise taxes based on product sales to both the Oregon Liquor Control Commission and to the U.S. Department of the Treasury, Alcohol and Tobacco Tax and Trade Bureau (TTB). The Company is liable for the taxes upon the removal of product from the Company’s warehouse on a per gallon basis. The federal tax rate is affected by a small winery tax credit provision which decreases based upon the number of gallons of wine production in a year rather than the quantity sold.

During March 2014, the Company received a Notice of Proposed Assessment from the Department of Treasury for tax due and recorded an accrual of $173,659 based on the assessment. This amount is included in accrued liabilities as of September 30, 2020 and December 31, 2019. Excise tax laws state that when an assessment is made, the TTB can collect such tax by levy or by proceeding in court, for a period of 10 years after the assessment of the tax. The Company has not paid the assessment as of September 30, 2020.

Excise taxes – The Company pays alcohol excise taxes based on product sales to both the Oregon Liquor Control Commission and to the U.S. Department of the Treasury, Alcohol and Tobacco Tax and Trade Bureau (TTB). The Company is liable for the taxes upon the removal of product from the Company’s warehouse on a per gallon basis. The federal tax rate is affected by a small winery tax credit provision which decreases based upon the number of gallons of wine production in a year rather than the quantity sold.

During March 2014, the Company received a Notice of Proposed Assessment from the Department of Treasury for tax due and recorded an accrual of $173,659 based on the assessment. This amount is included in accrued liabilities as of December 31, 2019 and 2018. Excise tax laws state that when an assessment is made, the TTB can collect such tax by levy or by proceeding in court, for a period of 10 years after the assessment of the tax. The Company has not paid the assessment as of December 31, 2019.

Property and Equipment

Property and equipment – Property and equipment are carried at cost less accumulated depreciation and include major expenditures that increase the productivity or useful life of existing assets. Depreciation is computed using the straight-line method based on estimated useful lives of the related assets as follows:

Leasehold improvements	10-39 years
Tanks, machinery, and equipment	3–20 years
Furniture and fixtures	5–15 years

Management reviews property, plant, and equipment for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the asset to the undiscounted future net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

Property and equipment – Property and equipment are carried at cost less accumulated depreciation and include major expenditures that increase the productivity or useful life of existing assets. Depreciation is computed using the straight-line method based on estimated useful lives of the related assets as follows:

Leasehold improvements	10-39 years
Tanks, machinery, and equipment	3–20 years
Furniture and fixtures	5–15 years

Management reviews property, plant, and equipment for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the asset to the undiscounted future net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

Licensing Agreements

License agreements – On February 16, 2018, the Company entered into three separate license agreements with 1/4 Vin SARL, (1/4 Vin). 1/4 Vin has the right to license certain patents and patent applications relating to inventions, systems, and methods used in the Company’s manufacturing process. In exchange for notes payable, 1/4 Vin granted the Company a nonexclusive, royalty-bearing, non-assignable, nontransferable, terminable license which would continue until the subject equipment is no longer in service or the patents expire. The license agreement is recorded net of accumulated amortization of $82,650 at September 30, 2020 and $59,400 at December 31, 2019. Amortization will be approximately $31,000 annually until the license agreement is fully amortized. The asset is being amortized over a 10 year useful life.

License agreements – On February 16, 2018, the Company entered into three separate license agreements with 1/4 Vin SARL, (1/4 Vin). 1/4 Vin has the right to license certain patents and patent applications relating to inventions, systems, and methods used in the Company’s manufacturing process. In exchange for notes payable, 1/4 Vin granted the Company a nonexclusive, royalty-bearing, non-assignable, nontransferable, terminable license which would continue until the subject equipment is no longer in service or the patents expire. The license agreement is recorded net of accumulated amortization of $59,400 and $28,409 at December 31, 2019 and 2018, respectively. Amortization will be approximately $31,000 annually until the license agreement is fully amortized. The asset is being amortized over a 10 year useful life.

Revenue recognition

Revenue recognition – For sales of product, revenue is recognized when product is shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable.

The Company pays depletion allowances to the Company’s distributors based on their sales to their customers. The Company sets these allowances on a periodic basis and the Company’s distributors bill them back periodically. All depletion expenses associated with a given month are recognized in that month as a reduction of revenues. Revenue is recorded net of allowances and discounts, which were $152,504 and $281,698 for the nine-months ended September 30, 2020 and 2019, respectively.

The Company also reimburses for samples used by distributors. Sample expenses are recognized at the time the Company is billed by the distributor as a selling, general and administrative expense. Samples expense was approximately $90 and $1,800 for the nine months ended September 30, 2020 and 2019, respectively.

Revenue recognition – For sales of product, revenue is recognized when product is shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable.

The Company pays depletion allowances to the Company’s distributors based on their sales to their customers. The Company sets these allowances on a periodic basis and the Company’s distributors bill them back periodically. All depletion expenses associated with a given month are recognized in that month as a reduction of revenues. Revenue is recorded net of allowances and discounts, which were $411,600 and $340,700 for the years ended December 31, 2019 and 2018, respectively.

The Company also reimburses for samples used by distributors. Sample expenses are recognized at the time the Company is billed by the distributor as a selling, general and administrative expense. Samples expense was approximately $48,400 and $68,600 for the years ended December 31, 2019 and 2018, respectively.

Income Taxes

Income taxes – Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

The Company recognized no uncertain tax positions or any accrued interest and penalties associated with uncertain tax positions for the nine months period ended September 30, 2020 and 2019. The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. Generally, the Company is subject to examination by income tax authorities for three years from the filing of a tax return.

Income taxes – Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. See Note 7 for further discussion on the Company’s valuation allowance recorded as of December 31, 2019.

The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

The Company recognized no uncertain tax positions or any accrued interest and penalties associated with uncertain tax positions for the year ended December 31, 2019. The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. Generally, the Company is subject to examination by income tax authorities for three years from the filing of a tax return.

Advertising

Advertising and promotion costs – The Company expenses advertising and promotion costs as they are incurred. Advertising and promotion expenses amounted to approximately $82,200 and $164,600 for the nine months ending September 30, 2020 and 2019, respectively.

Advertising and promotion costs – The Company expenses advertising and promotion costs as they are incurred. Advertising and promotion expenses amounted to approximately $48,500 and $116,600 for the years ended December 31, 2019 and 2018, respectively.

Shipping and handling costs

Shipping and handling costs – Amounts billed to customers for shipping and handling are classified as revenue. Costs incurred in shipping of goods are expensed as incurred and are reported as operating expenses in the statements of operations. Shipping and handling costs were approximately $154,400 and $297,000 for the nine months ended September 30, 2020 and 2019, respectively.

Shipping and handling costs – Amounts billed to customers for shipping and handling are classified as revenue. Costs incurred in shipping of goods are expensed as incurred, and are reported as operating expenses in the statements of operations. Shipping and handling costs were approximately $426,200 and $491,900 for the years ended December 31, 2019 and 2018, respectively.

Recent Accounting Pronouncements

Recent accounting pronouncements  – In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In June 2020, the FASB issued ASU 2020-05, which allows private companies to elect to adopt the guidance for annual reporting periods beginning after December 15, 2019. The Company has elected to defer implementation until its 2020 fiscal year in accordance with ASU 2020-05. The Company is currently evaluating the impact of the adoption of the new guidance, but does not feel that there will be a material impact to the consolidated financial statements as a whole.

In February 2016, FASB issued ASU 2016-02, which represents a significant change from the existing lease accounting model for lessees. Under the new guidance, for operating leases, a lessee is required to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The new guidance is effective for calendar year 2022 for many nonpublic entities, with early adoption permitted. The Company is currently evaluating the effects of the adoption of the new guidance, but does not feel that there will be a material impact to the consolidated financial statements as a whole.

Recent accounting pronouncements – In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In June 2020, the FASB issued ASU 2020-05, which allows private companies to elect to adopt the guidance for annual reporting periods beginning after December 15, 2019. The Company has elected to defer implementation until its 2020 fiscal year in accordance with ASU 2020-05. The Company is currently evaluating the impact of the adoption of the new guidance.

In February 2016, FASB issued ASU 2016-02, which represents a significant change from the existing lease accounting model for lessees. Under the new guidance, for operating leases, a lessee is required to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The new guidance is effective for calendar year 2022 for many nonpublic entities, with early adoption permitted. The Company is currently evaluating the effects of the adoption of the new guidance, which may have significant impacts on the Company’s financial statements depending on the number of operating leases that exist as of the beginning of the earliest comparative period in the year of adoption.

Subsequent events

Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are available to be issued. The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the financial statements. The Company’s financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet date and before the financial statements are available to be issued.

The Company has performed an evaluation of subsequent events through January 29, 2021, which is the date these financial statements were available to be issued.

Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are available to be issued. The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the financial statements. The Company’s financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet date and before the financial statements are available to be issued.

The Company has performed an evaluation of subsequent events through December 3, 2020, which is the date these financial statements were available to be issued.

Canfield [Member]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents and Concentration of Cash Balance				Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable

The majority of the Company’s revenues are received from Medicare, Medicaid, and private insurance companies. As such, the Company records revenues at allowable amounts, net of estimated allowances and discounts based on contracted prices and historical collection rates. The Company reviews accounts receivable periodically for collectability and establishes an allowance for doubtful accounts and records bad debt expense when deemed necessary. At December 30, 2019 and December 31, 2018, the Company has determined that no allowance for doubtful accounts is necessary.

Inventory

Inventory

The Company carries inventory of durable medical equipment and medical supplies for resale.  Inventory is accounted for on a first–in first-out basis. Inventory consists of the following:

	December 31, 2019	December 31, 2018
Durable medical equipment	$22,759	$33,570
Medical supplies	249	1,076
Enteral	7,551	7,049
TOTALS	$30,559	$41,695

Property and Equipment				Property and Equipment Property and equipment are recorded at cost and depreciated under straight line methods over each item's estimated useful life.
Revenue recognition

Revenue recognition

It is the Company’s policy that revenues from product sales is recognized in accordance with ASC 606 "Revenue Recognition."  Five basic steps must be followed before revenue can be recognized; (1) Identifying the contract(s) with a customer that creates enforceable rights and obligations; (2) Identifying the performance obligations in the contract, such as promising to transfer goods or services to a customer; (3) Determining the transaction price, meaning the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer; (4) Allocating the transaction price to the performance obligations in the contract, which requires the company to allocate the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or services promised in the contract; and (5) Recognizing revenue when (or as) the entity satisfies a performance obligation by transferring a promised good or service to a customer.  The amount of revenue recognized is the amount allocated to the satisfied performance obligation.  For sales of our Company products, a purchase arrangement is evidenced by a written order, with delivery considered as made after physical customer acceptance. Although rare, defective products may be returned, with other return issues considered on a case by case basis. Services such as periodic scheduled deliveries are contracted in writing, and generally billed monthly. Any service revenue earned by the Company for services such as safety and set up consulting or claims processing is recorded after the service is performed. Rental of durable home medical equipment is evidenced by written contract, with revenue recognized when rent is earned.

The Company’s primary source of revenue is reimbursement from Medicare, Medicaid, and private insurance companies for the procurement and sale of medical equipment and supplies to patients. The amount of revenue earned from each classification as a percent of total revenues is as follows:

	December 31,
	2019	2018
Medicare	19%	29%
Medicaid	7%	9%
Private pay/private insurance	73%	58%
Other	1%	4%
Total	100%	100%

Income Taxes

Income Tax

The Company accounts for income taxes pursuant to ASC 740. Under ASC 740, deferred taxes are provided for using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

 Through February 2012, the Company was an S-Corporation for income tax purposes, and therefore a pass-through entity paying no income tax at the corporate level. The Company had no material loss carryforwards as of December 31, 2011. Included in the Company’s accumulated deficit from February 2012 forward is approximately $99,000 in undistributed S-Corporation losses. At December 31, 2019 and 2018 the Company had net operating loss carryforwards (NOL’s) of approximately $462,000 and $144,000 respectively, which may be applied against future taxable income. However, if certain substantial changes in the Company’s ownership should occur, there could be an annual limitation on the amount of net operating loss carryforwards that can be utilized. The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, the effects of which cannot be determined. Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect (2019 and 2018: 21% federal and 5% state) of the loss carryforwards of approximately $120,000 and $37,440 at December 31, 2019 and 2018, respectively, and therefore, no deferred tax asset has been recognized for the loss carryforwards. The change in valuation allowance is approximately $82,560 and ($19,760) for the periods ended December 31, 2019 and 2018, respectively. The tax effect of remaining NOL’s and resulting deferred tax assets of $120,000 remain fully reserved by valuation allowance, due to continued uncertainty as to their utilization.

Net loss per share

Net Income (Loss) per Share

Basic net income per common share ("Basic EPS'') excludes dilution and is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted net income per common share ("Diluted EPS'') reflects the potential dilution that could occur if stock options or other contracts to issue shares of common stock were exercised or converted into common stock. The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect on net income per common share.

	Year Ended December 31, 2019	Year Ended December 31, 2018
Numerator
Net income (loss) applicable to common shareholders	$(477,234)	$68,206

Denominator
Weighted average common shares outstanding, basic	11,635,534	11,385,693
Stock options	300,000	—
Weighted average common shares outstanding, diluted	11,935,534	11,385,693
Net Income per share - Basic	$(0.04)	$0.01
Income per shares - Diluted	$(0.04)	$0.01

Advertising				Advertising Costs Advertising costs are expensed as incurred. The Company had advertising costs during the years ended December 31, 2019 and 2018 of $13,453 and $18,129, respectively.
Financial Instruments				Financial Instruments The carrying value of the Company’s financial instruments, as reported in the accompanying balance sheets, approximates fair value.
Concentrations

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk include cash and cash equivalents. The Company places its cash and cash equivalents at well-known financial institutions, where at times, such balances may exceed FDIC insurance limits.

The Company receives a significant amount of its revenues in reimbursements from Medicare and Medicaid through competitive bidding processes. There is no guarantee that the Company will be selected as a winning contract supplier under future bidding rounds.

Other selling, general and administrative expenses

Other Selling, General and Administrative Expenses

Other selling, general and administrative expenses included the following:

	December 31,
	2019	2018
Rent	$27,504	$27,504
Office expenses	25,765	40,727
Other SG&A	150,806	126,079
Total	$204,075	$194,310

Long-Lived Assets

Long-Lived Assets

In accordance with ASC 350, the Company regularly reviews the carrying value of intangible and other long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. If impairment testing indicates a lack of recoverability, an impairment loss is recognized by the Company if the carrying amount of a long-lived asset exceeds its fair value. No impairment was noted during the years ended December 31, 2019 and 2018.

Products and Services, Geographic Areas and Major Customers

Products and Services, Geographic Areas and Major Customers

The Company’s business of medical supply sales constitutes one operating segment. All revenues each year were domestic and to external customers.

Leases

Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, “Lease (Topic 842),” a new lease standard requiring lessees to recognize lease assets and lease liabilities for most leases classified as operating leases under previous U.S. GAAP. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset (“ROU” asset) representing its right to use the underlying asset for the lease term. The guidance is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company has adopted this standard effective January 1, 2019. The Company elected the optional transition method that permits adoption of the new standard prospectively, as of the effective date, without adjusting comparative periods presented. See Note 6 for disclosure required by ASC 842.